Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mexico [Member]
Defined Contribution Plan Disclosure [Line Items]
Mexican maximum statutory employee contribution percentage		13.00%
Matched savings expense incurred		$ 0.6	$ 0.5
Turkey [Member]
Defined Contribution Plan Disclosure [Line Items]
Accrued retirement fund		$ 1.0	0.6
Employee eligibility, minimum requisite service period		1 year
401(k) Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of participant's contributions matched by Company		25.00%
Percentage of eligible compensation		8.00%
Vesting period to match participants contribution		6 years
401(k) Plan [Member] | Subsequent Event [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of participant's contributions matched by Company	50.00%
Percentage of eligible compensation	8.00%
Vesting period to match participants contribution	3 years
401(k) Plan [Member] | U.S. [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of participant's contributions matched by Company		25.00%
Company's matching contributions to plan		$ 0.3	$ 0.2	$ 0.2
401(k) Plan [Member] | U.S. [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible compensation		8.00%